Related Party Transactions - Summary of Compensation and Various Related Expenses for members of Executive Board (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [Line Items]
Total remuneration	€ 932,375	€ 935,875	€ 1,052,000
Fixed Compensation [member] | Members of Executive Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	1,829,000	2,202,000	2,145,000
Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	1,646,000	1,791,000	1,707,000
Alex Wynaendts [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	4,683,000	4,538,000	3,446,000
Alex Wynaendts [member] | Fixed Compensation [member] | Members of Executive Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	1,269,000	1,269,000	1,154,000
Alex Wynaendts [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	1,147,000	1,044,000	923,000
Matt Rider [member] | Fixed Compensation [member] | Members of Executive Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	560,000	0	0
Matt Rider [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	499,000	0	0
Darryl Button [member] | Fixed Compensation [member] | Members of Executive Board [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	0	933,000	991,000
Darryl Button [member] | Conditional Variable Compensation Awards [member]
Disclosure of transactions between related parties [Line Items]
Total remuneration	€ 0	€ 747,000	€ 784,000